Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 216,739	$ 7,053	$ 210,478	$ 207,609
Taiwan,ROC[Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	209,727		204,473	200,881
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 7,012		$ 6,005	$ 6,728